Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Portfolio (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	£ 846,753
Exchange and other adjustments	73	£ 53	£ (85)
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	93	(57)	47
At 31 December	870,816	846,753
Financial assets at fair value through profit or loss | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	11,681	11,304
Exchange and other adjustments	1	(4)
Gains (losses) recognised in the income statement within other income	352	723
Purchases/increases to customer loans	1,080	744
Sales/repayments of customer loans	(3,266)	(1,140)
Transfers into the level 3 portfolio	84	136
Transfers out of the level 3 portfolio	(43)	(82)
At 31 December	9,889	11,681	11,304
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	186	654
Financial assets at fair value through other comprehensive income | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	284	342
Exchange and other adjustments	(3)	(1)
Gains (losses) recognised in the income statement within other income	3	6
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	92	(54)
Purchases/increases to customer loans	0	3
Sales/repayments of customer loans	(3)	(12)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
At 31 December	373	284	342
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(1)
Total financial assets (excluding derivatives) at fair value | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	11,965	11,646
Exchange and other adjustments	(2)	(5)
Gains (losses) recognised in the income statement within other income	355	729
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	92	(54)
Purchases/increases to customer loans	1,080	747
Sales/repayments of customer loans	(3,269)	(1,152)
Transfers into the level 3 portfolio	84	136
Transfers out of the level 3 portfolio	(43)	(82)
At 31 December	10,262	11,965	£ 11,646
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ 185	£ 654